INCOME TAXES - VIEs AND SUBSIDIARIES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares
Income Taxes
Tax withheld provision		¥ 0
Statutory rate	25.00%	25.00%	25.00%	25.00%
Cayman Island
Income Taxes
Tax withheld provision		¥ 0
British Virgin Island
Income Taxes
Tax withheld provision		¥ 0
UNITED STATES | Cheetah Mobile America
Income Taxes
Foreign statutory tax rate	35.00%	35.00%
UNITED STATES | Mob Inc
Income Taxes
Foreign statutory tax rate	35.00%	35.00%
HONG KONG | Cheetah Technology
Income Taxes
Foreign statutory tax rate	16.50%	16.50%
HONG KONG | HK Zoom
Income Taxes
Foreign statutory tax rate	16.50%	16.50%
HONG KONG | Youloft HK
Income Taxes
Foreign statutory tax rate	16.50%	16.50%
HONG KONG | Cheetah Information
Income Taxes
Foreign statutory tax rate	16.50%	16.50%
HONG KONG | Mob HK
Income Taxes
Foreign statutory tax rate	16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore Pte Ltd
Income Taxes
Foreign statutory tax rate	17.00%	17.00%
FRANCE | MobPartner Inc.
Income Taxes
Foreign statutory tax rate	33.33%	33.33%
UNITED KINGDOM | MobPartner UK Limited
Income Taxes
Foreign statutory tax rate	20.00%	20.00%
PRC
Income Taxes
Statutory rate	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)	10.00%	10.00%
PRC | New Software Development Enterprise
Income Taxes
Exemption period for income tax	2 years	2 years
Period for reduction in tax percentage	3 years	3 years
Reduction in tax rate for three years following the exemption period (as a percent)	50.00%	50.00%
Income Tax Holiday, Aggregate Dollar Amount	$ 3,288	¥ 21,301	¥ 40,509	¥ 4,430
Income tax holiday, income tax benefits per share | (per share)	$ 0.0024	¥ 0.0155	¥ 0.0314	¥ 0.0041
PRC | Beijing Security | New Software Development Enterprise
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	12.50%	12.50%
PRC | Conew Network and Beijing Mobile | New Software Development Enterprise
Income Taxes
Statutory rate			12.50%	12.50%
PRC | Zhuhai Juntian | New Software Development Enterprise
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	12.50%
PRC | Zhuhai Juntian and Beijing Security | HNTE
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%